Schedule of Fair Value of Contingent Consideration (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Fair Value of Contingent Consideration			$ 7,602	$ 7,462	$ 7,462
Issuance of contingent consideration at acquisition date						6,500
Change in fair value of contingent consideration	$ 700	$ 100	1,698	$ 238	140	962
Fair Value of Contingent Consideration	$ 9,300		$ 9,300		$ 7,602	$ 7,462